INVESTMENT IN EVOGENE	12 Months Ended
Dec. 31, 2012
INVESTMENT IN EVOGENE [Abstract]
INVESTMENT IN EVOGENE
NOTE 5:- INVESTMENT IN EVOGENE
As discussed in Note 2g, the Company accounts for its investment in Evogene's shares as of December 31, 2012 and 2011, as available-for-sales securities.

The total amount of unrealized gain of $ 5,367, $ 4,264 and $ 6,405 was included as a separate component of shareholders' equity under accumulated other comprehensive income for the years ended December 31, 2012, 2011 and 2010, respectively.